SEGMENT REPORTING - Additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
SEGMENT REPORTING
Revenues	$ 146,937	$ 492,197
Cost of revenue	139,426	468,066
Cost of data center services	11,491	4,319
Cost of cryptocurrency mining	8,131	19,871
Inter-segment
SEGMENT REPORTING
Revenues	(17,387)	(40,949)
Cost of revenue	(17,387)	(40,949)
Mining pool
SEGMENT REPORTING
Revenues	14,456	485,556
Mining pool | Inter-segment
SEGMENT REPORTING
Cost of revenue	11,558	34,778
Mining pool | Operating segments
SEGMENT REPORTING
Revenues	137,440	485,556
Cost of revenue	136,910	482,775
Sub Mining Pool
SEGMENT REPORTING
Revenues	122,984	0
Data center | Inter-segment
SEGMENT REPORTING
Revenues	5,829	6,171
Cost of data center services	5,829	6,171
Data center | Operating segments
SEGMENT REPORTING
Revenues	15,294	9,567
Cost of revenue	11,491	4,319
Cryptocurrency mining | Inter-segment
SEGMENT REPORTING
Revenues	11,558	34,778
Cryptocurrency mining | Operating segments
SEGMENT REPORTING
Revenues	11,590	37,823
Cost of revenue	$ 8,131	$ 19,871